CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) (Q1) - USD ($) $ in Thousands		Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2021			17,862,108
Beginning balance at Dec. 31, 2021		$ 4,459	$ 2	$ 17,682	$ (13,225)
Ending balance (in shares) at Jun. 14, 2022		25,290,270
Beginning balance (in shares) at Dec. 31, 2021			17,862,108
Beginning balance at Dec. 31, 2021		$ 4,459	$ 2	17,682	(13,225)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		1,226		1,226
Issue of common stock (in shares)	[1]		877,193
Issue of common stock		0
Exercise of stock options (in shares)			475,421
Exercise of stock options		140		140
Net income (loss)		$ (13,076)			(13,076)
Ending balance (in shares) at Dec. 31, 2022		26,659,711	26,659,711
Ending balance at Dec. 31, 2022		$ (3,628)	$ 3	22,701	(26,332)
Beginning balance (in shares) at Jun. 14, 2022		25,290,270
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		135,090
Ending balance (in shares) at Dec. 31, 2022		26,659,711	26,659,711
Ending balance at Dec. 31, 2022		$ (3,628)	$ 3	22,701	(26,332)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		162		162
Exercise of stock options (in shares)			281,130
Exercise of stock options		113		113
Net income (loss)		$ (2,262)			(2,262)
Ending balance (in shares) at Mar. 31, 2023		26,940,841	26,940,841
Ending balance at Mar. 31, 2023		$ (5,615)	$ 3	22,976	(28,594)
Beginning balance (in shares) at Dec. 31, 2022		26,659,711	26,659,711
Beginning balance at Dec. 31, 2022		$ (3,628)	$ 3	22,701	(26,332)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		821		821
Issue of common stock (in shares)	[2]		436,260
Issue of common stock	[2]	$ 56		56
Exercise of stock options (in shares)		727,233	727,233
Exercise of stock options		$ 274		274
Net income (loss)		$ (10,233)			(10,233)
Ending balance (in shares) at Dec. 31, 2023		45,339,762	45,339,762
Ending balance at Dec. 31, 2023		$ (8,674)	$ 4	27,887	(36,565)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		195		195
Issue of common stock (in shares)	[2]		255,102
Issue of common stock	[2]	$ 37		37
Exercise of stock options (in shares)		0
Net income (loss)		$ 417			417
Ending balance (in shares) at Mar. 31, 2024		45,594,864	45,594,864
Ending balance at Mar. 31, 2024		$ (8,025)	$ 4	$ 28,119	$ (36,148)

[1]	Common shares issued to satisfy a fee for the Cantor Equity Facility
[2]	Common shares issued in exchange for services rendered